Note 25 - Current allowances and provisions - Deducted From Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Allowance for doubtful accounts - trade receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Receivables and other assets current allowances, At beginning of the year		$ (48,125)	$ (49,046)
Receivables and other assets current allowances, Translation differences		(93)	194
Receivables and other assets current allowances, Decrease due to deconsolidation of subsidiaries		1
Receivables and other assets current allowances, Changes due to business combinations	[1]		(1,151)
Receivables and other assets current allowances, (Additional) / reversal allowances		(14,180)	1,095
Receivables and other assets current allowances, Used and other movements		2,810	783
Receivables and other assets current allowances, At end of the year		(59,587)	(48,125)
Allowance for other doubtful accounts - other receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Receivables and other assets current allowances, At beginning of the year		(3,094)	(3,439)
Receivables and other assets current allowances, Translation differences		(80)	324
Receivables and other assets current allowances, Decrease due to deconsolidation of subsidiaries
Receivables and other assets current allowances, Changes due to business combinations
Receivables and other assets current allowances, (Additional) / reversal allowances		(631)	(546)
Receivables and other assets current allowances, Used and other movements		1	567
Receivables and other assets current allowances, At end of the year		(3,804)	(3,094)
Allowance for inventory obsolescence [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Receivables and other assets current allowances, At beginning of the year		(203,174)	(209,110)
Receivables and other assets current allowances, Translation differences		(1,775)	897
Receivables and other assets current allowances, Decrease due to deconsolidation of subsidiaries		34
Receivables and other assets current allowances, Changes due to business combinations	[1]		(3,676)
Receivables and other assets current allowances, (Additional) / reversal allowances		(53,700)	(41,240)
Receivables and other assets current allowances, Used and other movements		28,613	49,955
Receivables and other assets current allowances, At end of the year		$ (230,002)	$ (203,174)

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.